Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Treasury stock shares	11,140,549	12,765,549
Class A Ordinary Shares
Ordinary shares, shares authorized	24,000,000,000	800,000,000
Ordinary shares, shares issued	8,064,960,523	707,460,523
Ordinary shares, shares outstanding	695,028,839	686,203,839
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class B Ordinary Shares
Ordinary shares, shares authorized	1,800,000,000	60,000,000
Ordinary shares, shares issued	55,260,580	55,260,580
Ordinary shares, shares outstanding	55,260,580	55,260,580
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001